BBH TRUST
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BBH Limited Duration Fund
class n shares (“BBBMX”)
class i shares (“BBBIX”)
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SUPPLEMENT DATED OCTOBER 30, 2015
TO THE PROSPECTUS DATED MARCH 2, 2015

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the BBH Limited Duration Fund Prospectus (the “Prospectus”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Prospectus.
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Effective November 1, 2015, the Fund will waive the investment minimums for all BBH Partners, Employees, Fund Trustees, and their respective family members, who wish to invest in BBH Limited Duration Fund Class I Shares.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE